Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr December

Innovator Growth-100 Power Buffer ETF™ – Decmber

Innovator International Developed Power Buffer ETF™ – December

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – December

Innovator U.S. Small Cap Power Buffer ETF™ – December

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated December 2, 2024 or February 27, 2025

November 21, 2025

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on November 30, 2025, and each Fund will commence a new Outcome Period that will begin on December 1, 2025 and end on November 30, 2026. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of November 21, 2025, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Equity Defined Protection ETF® – 1 Yr December	ZDEK	5.82% – 7.32% (5.03% – 6.53% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – December	NDEC	15.24% – 18.24% (14.45% – 17.45% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – December	IDEC	14.55% – 19.55% (13.70% – 18.70% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – December	BDEC	16.98% – 18.48% (16.19% – 17.69% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – December	PDEC	12.58% – 14.08% (11.79% – 13.29% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – December	UDEC	11.09% – 12.84% (10.30% – 12.05% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – December	KDEC	16.88% – 19.88% (16.09% – 19.09% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference